Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 2,390	$ 2,392	$ 2,280	$ 1,888	$ 7,402	$ 8,950
Items not requiring (providing) cash
Amortization of share-based compensation plans									884	658
Net cash provided by operating activities									8,448	9,463
Investing Activities
Net cash used in investing activities									(19,465)	(48,472)
Financing Activities
Repurchase of common stock									(687)	(733)
Cash dividends paid									(5,113)	(4,789)
Net cash used in financing activities									(10,145)	49,699
Cash and Cash Equivalents, Beginning of Year				40,770				30,080	40,770	30,080
Cash and Cash Equivalents, End of Year	19,608				40,770				19,608	40,770
Parent Company
Operating Activities
Net income									7,402	8,950
Items not requiring (providing) cash
Equity in undistributed income of subsidiary									(160)	(245)
Amortization of share-based compensation plans									884	658
Net change in other assets and other liabilities									178	(3,021)
Net cash provided by operating activities									8,304	6,342
Financing Activities
Repurchase of common stock									(687)	(733)
Cash dividends paid									(5,113)	(4,788)
Net cash used in financing activities									(5,800)	(5,521)
Net Change in Cash and Cash Equivalents									2,504	821
Cash and Cash Equivalents, Beginning of Year				$ 12,094				$ 11,273	12,094	11,273
Cash and Cash Equivalents, End of Year	$ 14,598				$ 12,094				$ 14,598	$ 12,094